CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, equipment and software, net of accumulated depreciation and amortization	$ 14,244	$ 13,158	$ 11,565
Intangible assets, net of accumulated amortization	$ 9,502	$ 5,082	$ 5,537
Redeemable convertible preferred stock, par value		$ 0.000001
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	18,238,462	434,720	356,356
Common stock, shares outstanding		434,720	356,356
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Redeemable convertible preferred stock, shares authorized	10,000,000	347,983,712	347,983,712
Redeemable convertible preferred stock, shares issued	0	341,496,158	277,238,979
Redeemable convertible preferred stock, shares outstanding		341,496,158	277,238,979